Impairment loss on marketable securities and investments in associated companies - Seadrill Partners - Common Units (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Oct. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Jan. 31, 2014	Sep. 30, 2015	Dec. 31, 2015
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Loss on impairment of investments								$ 1,274
Seadrill Partners LLC
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Common units market value (in dollars per share)	$ 3.65	$ 9.40	$ 30.60	$ 31.41	$ 30.60	$ 30.60
Increase (decrease) in price per unit, percentage							(20.00%)
Loss on impairment of investments								533
Common Unit | Seadrill Partners LLC
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Loss on impairment of investments								$ 574